Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Information

8. Segment Information:

The Company has three reportable segments: FS, AS and Other. The Company evaluates the performance of its segments based on operating results before interest, income taxes, amortization of acquisition-related intangible assets, stock compensation and certain other costs. The operating results for each segment follow (in millions):

	Three Months Ended March 31,
	2011	2012
Revenue:
Financial Systems	$672	$632
Availability Services	364	356
Other	50	51

	$1,086	$1,039

Depreciation and amortization:
Financial Systems	$21	$21
Availability Services	46	48
Other	2	2

	$69	$71

Operating income (loss):
Financial Systems	$115	$105
Availability Services	73	63
Other	14	14
Corporate	(19)	(15)
Other costs(1)	(134)	(116)

	$49	$51

Cash paid for property and equipment and software:
Financial Systems	$23	$20
Availability Services	35	38
Other	1	2
Corporate	2	—

	$61	$60

(1)	Includes stock compensation expense, management fees paid to the Sponsors, other items and amortization of acquisition-related intangible assets of $117 million and $102 million for the three months ended March 31, 2011 and 2012, respectively.

Amortization of acquisition-related intangible assets by segment follows (in millions):

	Three Months Ended March 31,
	2011		2012
Amortization of acquisition-related intangible assets:
Financial Systems	$69	(1)	$55
Availability Services	43		43
Other	5		4

	$117		$102

(1)	Includes approximately $7 million of impairment charges related to customer base and software.

The FS Segment is organized to align with customer-facing business areas. FS revenue by these business areas follows (in millions):

	Three Months Ended March 31,
	2011	2012
Capital Markets	$285	$238
Asset Management	108	113
Wealth Management	86	85
Corporate Liquidity & Energy	61	65
Banking	52	47
Insurance	39	41
Other	41	43

Total Financial Systems	$672	$632

10. Segment Information:

The Company has three segments: FS, AS and Other. FS primarily serves financial services companies through a broad range of complementary software solutions that process their investment and trading transactions. The principal purpose of most of these systems is to automate the many detailed processes associated with trading securities, managing investment portfolios and accounting for investment assets.

AS helps its customers maintain access to the information and computer systems they need to run their businesses by providing them with cost-effective resources to keep their IT systems reliable and secure. AS offers a complete range of availability services, including recovery services, managed services, consulting services and business continuity management software.

Other primarily provides software and processing solutions designed to meet the specialized needs of local, state and federal governments, public safety and justice agencies, public schools, utilities, non-profits and other public sector institutions.

The Company evaluates the performance of its segments based on operating results before interest, income taxes, goodwill impairment, amortization of acquisition-related intangible assets, stock compensation and certain other costs. The operating results for each segment follow (in millions):

2009	FS	AS	Other	Total Operating Segments	Corporate and Other Items		Consolidated Total
Revenue	$3,068	$1,517	$221	$4,806	$—		$4,806
Depreciation and amortization	77	192	6	275	—		275
Operating income (loss)	618	380	60	1,058	(1,744	)(1)	(686)
Cash paid for property and equipment and software	82	222	11	315	—		315

2010	FS	AS	Other	Total Operating Segments	Corporate and Other Items		Consolidated Total
Revenue	$2,807	$1,469	$214	$4,490	$—		$4,490
Depreciation and amortization	82	190	6	278	—		278
Operating income (loss)	622	326	57	1,005	(800	)(1)	205
Total assets	8,830	5,957	852	15,639	(2,671	)(2)	12,968
Cash paid for property and equipment and software	93	196	8	297	1		298

2011	FS		AS		Other	Total Operating Segments	Corporate and Other Items		Consolidated Total
Revenue	$2,835		$1,461		$203	$4,499	$—		$4,499
Depreciation and amortization	83		180		8	271	1		272
Operating income (loss)	600	(3)	321	(3)	57	978	(645	)(1)(3)	333
Total assets	8,685		3,793		776	13,254	(704	)(2)	12,550
Cash paid for property and equipment and software	89		178		5	272	4		276

(1)	Includes goodwill impairments; stock compensation expense; management fees paid to the Sponsors; certain other costs; amortization of acquisition-related intangible assets; and corporate administrative expenses of $57 million, $71 million and $96 million in the years ended December 31, 2009, 2010 and 2011, respectively.

(2)	Includes items that are eliminated in consolidation, deferred income taxes and the assets of the Company’s discontinued operations of $1,339 million in 2010 and $1,326 million in 2011.

(3)	Includes $41 million, $9 million and $16 million of severance and executive transition costs in FS, AS and corporate, respectively. Also, includes $3 million and $1 million of lease exit costs in FS and AS, respectively. At December 31, 2011, the Company had accrued severance of $39 million which it expects to pay in 2012, the majority of which by the end of the second quarter.

Amortization of acquisition-related intangible assets by segment follows (in millions):

	FS		AS	Other	Total Operating Segments	Corporate	Consolidated Total
2009	$303	(1)	$170	$21	$494	$2	$496
2010	259		171	20	450	1	451
2011	246	(2)	172	19	437	1	438

(1)	Includes approximately $35 million of impairment charges related to software and customer base.

(2)	Includes approximately $7 million of impairment charges related to software and customer base.

The FS segment is organized to align with customer-facing business areas. FS revenue by business area follows (in millions):

	2010	2011
Capital Markets	$670	$730
Global Trading	659	567
Asset Management	362	388
Wealth Management	389	367
Banking	203	229
Corporate Liquidity	175	190
Insurance	175	175
Other	174	189

Total Financial Systems	$2,807	$2,835

The Company’s revenue by customer location follows (in millions):

	Year ended December 31,
	2009	2010	2011
United States	$3,358	$2,991	$2,828

International:
United Kingdom	410	452	451
Continental Europe	591	581	685
Asia/Pacific	181	244	263
Canada	147	165	173
Other	119	57	99

	1,448	1,499	1,671

	$4,806	$4,490	$4,499

The Company’s property and equipment by geographic location follows (in millions):

	December 31, 2010	December 31, 2011
United States	$586	$593
International:
United Kingdom	179	169
Continental Europe	62	59
Canada	40	38
Asia/Pacific	22	31
Other	3	3

	$892	$893